Financial risk management (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ (18,002)	$ (17,041)
Accumulated Impairment
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	2,415	3,153
Accumulated Impairment | Trade notes and accounts receivable
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 2,415	$ 3,153